INTEREST IN ASSOCIATES	12 Months Ended
Dec. 31, 2021
INTEREST IN ASSOCIATES
INTEREST IN ASSOCIATES

22.   INTEREST IN ASSOCIATES

The Group’s investments in associates are with companies primarily engaged in the oil and gas, petrochemical, and marketing and distribution operations in the PRC.

22.   INTEREST IN ASSOCIATES (Continued)

The Group’s principal associates are as follows:

				Percentage
		Particulars	Percentage	of equity
	Form of	of issued	of equity	held by the
	business	and paid	held by the	Company’s	Principal	Country of	Principal place
Name of company	structure	up capital	Company	subsidiaries	activities	incorporation	of business
			%	%
PipeChina (i)	Incorporated	Registered capital RMB 500,000 million	9.42	4.58	Operation of oil and natural gas pipeline and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited ("Sinopec Finance")	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
Sinopec Capital Co.,Ltd. ("Sinopec Capital")	Incorporated	Registered capital RMB 10,000 million	49.00	—	Project and equity investment, investment management, investment consulting, self-owned equity management	PRC	PRC
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. ("CIR")	Incorporated	Registered capital USD 10,002	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

Summarized financial information and reconciliation to their carrying amounts in respect of the Group’s principal associates:

							Zhongtian
	PipeChina		Sinopec Finance		Sinopec Capital		Synergetic Energy		CIR
	December 31,		December 31,		December 31,		December 31,		December 31,
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	74,012	86,335	175,139	194,458	11,871	13,140	3,721	3,532	2,402	576
Non-current assets	655,982	768,161	53,008	55,086	106	102	53,124	51,331	903	870
Current liabilities	(55,562)	(136,150)	(197,872)	(217,987)	(18)	(28)	(8,315)	(8,577)	(699)	(822)
Non-current liabilities	(104,150)	(103,243)	(514)	(602)	(411)	(676)	(28,422)	(22,216)	(286)	(144)
Net assets	570,282	615,103	29,761	30,955	11,548	12,538	20,108	24,070	2,320	480
Net assets attributable to owners of the Company	505,336	526,241	29,761	30,955	11,548	12,538	20,108	24,070	2,320	480
Net assets attributable to non-controlling interests	64,946	88,862	—	—	—	—	—	—	—	—
Share of net assets from associates	70,747	73,674	14,583	15,168	5,659	6,144	7,792	9,327	1,160	240
Carrying Amounts	70,747	73,674	14,583	15,168	5,659	6,144	7,792	9,327	1,160	240

Summarized statement of comprehensive income

	PipeChina								Zhongtian Synergetic
	(ii)		Sinopec Finance			Sinopec Capital			Energy			CIR
Year ended December 31	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	22,766	101,572	4,966	4,742	5,177	—	2	2	13,329	11,707	16,959	2,334	1,252	1,826
Net income for the year	6,444	29,776	2,234	2,027	2,168	232	1,278	990	1,994	551	4,184	424	181	461
Other comprehensive income	—	2	411	(372)	26	—	—	—	—	—	—	151	(308)	3
Total comprehensive income	6,444	29,778	2,645	1,655	2,194	232	1,278	990	1,994	551	4,184	575	(127)	464
Dividends declared by associates	—	442	—	—	490	—	—	—	219	284	86	—	2,517	1,152
Share of net income from associates	709	3,205	1,095	993	1,062	114	626	485	773	214	1,621	212	91	231
Share of other comprehensive income from associates (iii)	—	—	201	(182)	13	—	—	—	—	—	—	76	(154)	2

The share of net income for years ended December 31, 2019, 2020 and 2021 in all individually immaterial associates accounted for using equity method in aggregate were RMB 6,198, RMB 3,444 and 7,283 respectively.

The share of other comprehensive income for the years ended December 31, 2019, 2020 and 2021 in all individually immaterial associates accounted for using equity method in aggregate were a loss of RMB 299 , a loss of RMB 1,101 and a profit of RMB 271, respectively.

The carrying amount as at December 31, 2020 and 2021 of all individually immaterial associates accounted for using equity method in aggregate were RMB 36,222 and RMB 44,176, respectively.

22.   INTEREST IN ASSOCIATES (Continued)

Summarized statement of comprehensive income (Continued)

Notes:

(i)	The Group has a member in the Board of Directors of PipeChina. According to the structure and the resolution mechanism of the Board of Directors, the Group can exercise significant influence on PipeChina.
(ii)	The summarized statement of comprehensive income for the year 2020 presents the operating results from the date when the Group can exercise significant influence on PipeChina to December 31, 2020.
(iii)	Including foreign currency translation differences.